Revenue - Revenue by Country (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 415	SFr 11,749	SFr 3,465	SFr 184,526
Revenues Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	415	2,900	3,465	174,873
Revenues USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	SFr 0	SFr 8,849	SFr 0	SFr 9,653